Equity and Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2015
Partners' Capital Notes [Abstract]
Equity Offerings Table
WES completed the following public offerings of its common units during 2015, 2014 and 2013, including through its Continuous Offering Programs (“COP”):

thousands except unit and per-unit amounts	WES Common Units Issued	WES GP Units Issued (1)	Price Per Unit	Underwriting Discount and Other Offering Expenses	Net Proceeds to WES
2013
May 2013 equity offering (2)	7,015,000	143,163	$61.18	$13,203	$424,733
December 2013 equity offering (3)	4,800,000	97,959	61.51	9,447	291,827
$125.0 million COP (4)	685,735	13,996	60.84	965	41,603
2014
$125.0 million COP (5)	1,133,384	23,132	$73.48	$1,738	$83,245
November 2014 equity offering (6)	8,620,153	153,061	70.85	18,615	602,967
2015
$500.0 million COP (7)	873,525	—	$66.61	$805	$57,385

(1)	Represents general partner units of WES issued to WES GP in exchange for WES GP’s proportionate capital contribution.

(2)	Includes the issuance of 915,000 WES common units pursuant to the full exercise of the underwriters’ over-allotment option.

(3)
Includes the issuance of 300,000 WES common units on January 3, 2014, pursuant to the partial exercise of the underwriters’ over-allotment option. Net proceeds from this partial exercise (including WES GP’s proportionate capital contribution) were $18.1 million.

(4)
Represents common and general partner units of WES issued during the year ended December 31, 2013, pursuant to WES’s registration statement filed with the SEC in August 2012 authorizing the issuance of up to an aggregate of $125.0 million of WES common units (the “$125.0 million COP”). Gross proceeds generated (including WES GP’s proportionate capital contributions) during the year ended December 31, 2013, were $42.6 million. The price per unit in the table above represents an average price for all issuances under the $125.0 million COP during the year ended December 31, 2013.

(5)
Represents common and general partner units of WES issued during the year ended December 31, 2014, under the $125.0 million COP. Gross proceeds generated (including WES GP’s proportionate capital contributions) during the year ended December 31, 2014, were $85.0 million. The price per unit in the table above represents an average price for all issuances under the $125.0 million COP during the year ended December 31, 2014. As of December 31, 2014, WES had used all the capacity to issue common units under this registration statement.

(6)
Includes the issuance of 1,120,153 WES common units pursuant to the partial exercise of the underwriters’ over-allotment option, the net proceeds from which were $77.0 million. Beginning with this partial exercise, WES GP elected not to make a corresponding capital contribution to maintain its 2.0% interest in WES.

(7)
Represents common units of WES issued during the year ended December 31, 2015, pursuant to WES’s registration statement filed with the SEC in August 2014 authorizing the issuance of up to an aggregate of $500.0 million of WES common units (the “$500.0 million COP”). Gross proceeds generated during the three months and year ended December 31, 2015, were zero and $58.2 million, respectively. Commissions paid during the three months and year ended December 31, 2015, were zero and $0.6 million, respectively. The price per unit in the table above represents an average price for all issuances under the $500.0 million COP during the year ended December 31, 2015.

Limited Partner and General Partner Units Table
The following table summarizes WES’s common, Class C and general partner units issued during the years ended December 31, 2015 and 2014:

	WES Common Units	WES Class C Units	WES General Partner Units	Total
Balance at December 31, 2013	117,322,812	—	2,394,345	119,717,157
December 2013 equity offering	300,000	—	6,122	306,122
WES LTIP award vestings	10,291	—	112	10,403
TEFR Interests acquisition	308,490	—	6,296	314,786
$125.0 million COP	1,133,384	—	23,132	1,156,516
November 2014 equity offering	8,620,153	—	153,061	8,773,214
Class C unit issuance	—	10,913,853	—	10,913,853
Balance at December 31, 2014	127,695,130	10,913,853	2,583,068	141,192,051
PIK Class C units	—	498,009	—	498,009
WES LTIP award vestings	8,310	—	—	8,310
$500.0 million COP	873,525	—	—	873,525
Balance at December 31, 2015	128,576,965	11,411,862	2,583,068	142,571,895